Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
ASC 820 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described as follows:
Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2    Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the assets or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.
Common Stocks and Rights/Warrants
Valued at the closing price reported on the active market on which the individual securities are traded.
Corporate Bonds/Other Fixed Income Funds
Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.
Registered Investment Company Funds (Mutual Funds)
Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common/Collective Funds
Valued at the NAV of units of a bank collective trust. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
U.S. Government Securities
Valued using the pricing models maximizing the use of observable inputs for similar securities.
Short-Term Investments
Short-Term investments, including commercial paper having 60 days or less to maturity are recorded at amortized cost, which approximates fair value.
The following sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total

Common stock	271,095,936	—	271,095,936
Registered Investment Co Funds	2,561,045	—	2,561,045
Short-Term Investments	—	557,626,935	557,626,935
Self-directed brokerage acct:
Common Stock	630,347,100	—	630,347,100
Registered investment co.	2,122,583,774	—	2,122,583,774
Money market	273,026,195	—	273,026,195
Rights/warrants	98,064	—	98,064
Corporate bonds/other	—	10,779,070	10,779,070
Short-Term investments	—	35,598,358	35,598,358
US Government securities	—	27,013,205	27,013,205
	3,299,712,114	631,017,568	3,930,729,682

Investments measured at net asset value:
Common/collective funds			8,422,252,047
Total assets at fair value			12,352,981,729

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total

Common stock	283,354,047	—	283,354,047
Registered Investment Co Funds	5,776,318	—	5,776,318
Short-Term Investments	—	546,068,377	546,068,377
Self-directed brokerage acct:
Common Stock	530,491,268	—	530,491,268
Registered investment co.	1,831,295,606	—	1,831,295,606
Money market	259,487,778	—	259,487,778
Rights/warrants	152,636	—	152,636
Corporate bonds/other	—	9,837,515	9,837,515
Short-Term investments	—	46,209,422	46,209,422
US Government securities	—	24,934,442	24,934,442
	2,910,557,652	627,049,756	3,537,607,408

Investments measured at net asset value:
Common/collective funds			7,883,697,168
Total assets at fair value			11,421,304,575
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.